Interests in subsidiaries (Detail 2) € in Millions, ¥ in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 USD ($)
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Share capital	$ 304.0							$ 322.0
UBS Asset Management (Americas) Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management (Americas) Inc.
Registered office	Wilmington, Delaware, USA
Primary business division	Asset Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS Asset Management (Hong Kong) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management (Hong Kong) Limited
Registered office	Hong Kong SAR, China
Primary business division	Asset Management
Share capital				$ 153.8
Equity interest accumulated in %	100.00%
UBS Asset Management Life Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management Life Ltd
Registered office	London, United Kingdom
Primary business division	Asset Management
Share capital | £					£ 15.0
Equity interest accumulated in %	100.00%
UBS Asset Management Switzerland AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management Switzerland AG
Registered office	Zurich, Switzerland
Primary business division	Asset Management
Share capital | SFr		SFr 0.5
Equity interest accumulated in %	100.00%
UBS Business Solutions US LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Business Solutions US LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Group Functions
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS Credit Corp.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Credit Corp.
Registered office	Wilmington, Delaware, USA
Primary business division	Global Wealth Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS (France) SA.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS (France) S.A.
Registered office	Paris, France
Primary business division	Global Wealth Management
Share capital | €			€ 197.0
Equity interest accumulated in %	100.00%
UBS Fund Management (Luxembourg) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Fund Management (Luxembourg) S.A.
Registered office	Luxembourg, Luxembourg
Primary business division	Asset Management
Share capital | €			13.0
Equity interest accumulated in %	100.00%
UBS Fund Management (Switzerland) AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Fund Management (Switzerland) AG
Registered office	Basel, Switzerland
Primary business division	Asset Management
Share capital | SFr		1.0
Equity interest accumulated in %	100.00%
UBS (Monaco) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS (Monaco) S.A.
Registered office	Monte Carlo, Monaco
Primary business division	Global Wealth Management
Share capital | €			49.2
Equity interest accumulated in %	100.00%
UBS O'Connor LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS O‘Connor LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Asset Management
Share capital	$ 1.0
Equity interest accumulated in %	100.00%
UBS Realty Investors LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Realty Investors LLC
Registered office	Boston, Massachusetts, USA
Primary business division	Asset Management
Share capital	$ 9.0
Equity interest accumulated in %	100.00%
UBS Securities Australia Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Securities Australia Ltd
Registered office	Sydney, Australia
Primary business division	Investment Bank
Share capital						$ 0.3
Equity interest accumulated in %	100.00%
UBS Securities Hong Kong Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Securities Hong Kong Limited
Registered office	Hong Kong SAR, China
Primary business division	Investment Bank
Share capital				3,354.2
Equity interest accumulated in %	100.00%
UBS Securities Japan Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Securities Japan Co., Ltd.
Registered office	Tokyo, Japan
Primary business division	Investment Bank
Share capital | ¥							¥ 34,708.7
Equity interest accumulated in %	100.00%
UBS SuMi TRUST Wealth Management Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS SuMi TRUST Wealth Management Co., Ltd.
Registered office	Tokyo, Japan
Primary business division	Global Wealth Management
Share capital | ¥							5,165.0
Equity interest accumulated in %	51.00%
UBS AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Share capital	$ 338.0							$ 338.0
UBS AG | UBS Asset Management (Americas) Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management (Americas) Inc.
Registered office	Wilmington, Delaware, USA
Primary business division	Asset Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Asset Management (Hong Kong) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management (Hong Kong) Limited
Registered office	Hong Kong SAR, China
Primary business division	Asset Management
Share capital				153.8
Equity interest accumulated in %	100.00%
UBS AG | UBS Asset Management Life Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management Life Ltd
Registered office	London, United Kingdom
Primary business division	Asset Management
Share capital | £					£ 15.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Asset Management Switzerland AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Asset Management Switzerland AG
Registered office	Zurich, Switzerland
Primary business division	Asset Management
Share capital | SFr		0.5
Equity interest accumulated in %	100.00%
UBS AG | UBS Business Solutions US LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Business Solutions US LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Group Functions
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Credit Corp.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Credit Corp.
Registered office	Wilmington, Delaware, USA
Primary business division	Global Wealth Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS AG | UBS (France) SA.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS (France) S.A.
Registered office	Paris, France
Primary business division	Global Wealth Management
Share capital | €			197.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Fund Management (Luxembourg) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Fund Management (Luxembourg) S.A.
Registered office	Luxembourg, Luxembourg
Primary business division	Asset Management
Share capital | €			13.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Fund Management (Switzerland) AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Fund Management (Switzerland) AG
Registered office	Basel, Switzerland
Primary business division	Asset Management
Share capital | SFr		SFr 1.0
Equity interest accumulated in %	100.00%
UBS AG | UBS (Monaco) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS (Monaco) S.A.
Registered office	Monte Carlo, Monaco
Primary business division	Global Wealth Management
Share capital | €			€ 49.2
Equity interest accumulated in %	100.00%
UBS AG | UBS O'Connor LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS O‘Connor LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Asset Management
Share capital	$ 1.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Realty Investors LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Realty Investors LLC
Registered office	Boston, Massachusetts, USA
Primary business division	Asset Management
Share capital	$ 9.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Securities Australia Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Securities Australia Ltd
Registered office	Sydney, Australia
Primary business division	Investment Bank
Share capital						$ 0.3
Equity interest accumulated in %	100.00%
UBS AG | UBS Securities Hong Kong Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Securities Hong Kong Limited
Registered office	Hong Kong SAR, China
Primary business division	Investment Bank
Share capital				$ 3,354.2
Equity interest accumulated in %	100.00%
UBS AG | UBS Securities Japan Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS Securities Japan Co., Ltd.
Registered office	Tokyo, Japan
Primary business division	Investment Bank
Share capital | ¥							34,708.7
Equity interest accumulated in %	100.00%
UBS AG | UBS SuMi TRUST Wealth Management Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Table]
Company	UBS SuMi TRUST Wealth Management Co., Ltd.
Registered office	Tokyo, Japan
Primary business division	Global Wealth Management
Share capital | ¥							¥ 5,165.0
Equity interest accumulated in %	51.00%